Subsequent Events (Details)				1 Months Ended			12 Months Ended
	Mar. 02, 2020 USD ($)	Feb. 28, 2020 USD ($)	Jan. 01, 2020 USD ($)	Apr. 30, 2020 USD ($) item shares	Jan. 31, 2020 shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)
Subsequent Event
Repayment of credit facility						$ 151,875,000	$ 43,500,000	$ 59,218,647
Business Combination, Contingent Consideration, Liability						$ 4,750,000	$ 14,725,000	$ 15,250,000	$ 12,725,000
Subsequent Event
Subsequent Event
CARES Act Recoupable Advance Payment				$ 47,000,000
CARES Act Provider Relief Funds				$ 17,000,000
CARES Act FICA Tax Deferral, Number Of Installments | item				2
Repayment of credit facility				$ 20,000,000
Warrants exercised | shares				109,983	3,050,746
Proceeds from exercise of warrants				$ 1,264,804
Subsequent Event | Advanced Home Care Inc [Member]
Subsequent Event
Contingent Consideration Period For Measurement	6 months
Business Combination, Contingent Consideration, Liability	$ 9,000,000
Payments to Acquire Businesses, Gross	52,526,604
Proceeds from (Repayments of) Debt	50,000,000
Total Merger Consideration	67,516,604
Business Combination, Escrow Payment	$ 5,990,000
Subsequent Event | NRE Holding Corporation (NRE) /PCS
Subsequent Event
Business Combination, Contingent Consideration, Liability			$ 1,500,000
Payments to Acquire Businesses, Gross			$ 15,000,000
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Subsequent Event | Healthline Medical Equipment LLC [Member]
Subsequent Event
Payments to Acquire Businesses, Gross		$ 29,433,188
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Total Merger Consideration		$ 38,433,188
Number Of Trading Days		20 days
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 6,000,000
Business Combination, Escrow Payment		$ 3,000,000
Subsequent Event | Class A Common Stock
Subsequent Event
Number of shares converted | shares				1,953,549	500,000
Shares obtained through exercise of warrants | shares				109,983	857,990
Subsequent Event | Class B Common Stock
Subsequent Event
Number of shares converted | shares				1,953,549	500,000